Property and equipment	12 Months Ended
Mar. 31, 2015
Property, Plant and Equipment [Abstract]
Property and equipment

5. Property and equipment

The components of property and equipment were as follows:

	March 31, 2015	March 31, 2014
Cost
Asset under capital lease, net	$46,030	$52,059
Information systems, hardware and software	56,054	60,660
Assembly equipment, furniture, fixtures and other	28,780	38,234
Assets under construction	1,082	3,965

	$131,946	$154,918
Accumulated depreciation and amortization
Asset under capital lease, net	$5,424	$2,946
Information systems, hardware and software	48,741	49,197
Assembly equipment, furniture, fixtures and other	23,036	29,160

	$77,201	$81,303
Net book value
Asset under capital lease, net	$40,606	$49,113
Information systems, hardware and software	7,313	11,463
Assembly equipment, furniture, fixtures and other	5,744	9,074
Assets under construction	1,082	3,965

	$54,745	$73,615

Depreciation and amortization expense was $16,619, $25,875 and $24,950 in fiscal years 2015, 2014 and 2013, respectively. The amount of depreciation expense included in cost of sales amounted to $5,353, $9,518 and $3,760 for fiscal years 2015, 2014 and 2013, respectively.

During fiscal 2013, the Company concluded that the carrying amount of certain assets was not recoverable and recorded an impairment charge of $2,194 primarily related to discontinued information system projects.

Sale-leaseback transaction

In fiscal 2014, the Company sold its global headquarters building for proceeds of $76,216, net of transaction fees. Pursuant to the agreement, the Company entered into a 20-year lease agreement on the building with an effective date of May 7, 2013. Based on the terms of the agreement, the Company has classified and is accounting for the lease as a capital lease. The lease provides an option for four additional five-year periods. The initial base rent is CDN$5,945 per year, payable monthly, with an 8% escalation every five years. The effective interest rate on the capital lease obligation outstanding was 6.6%. The gain on sale of CDN$15,000, has been deferred and is being recognized on a straight-line basis over the initial lease term as a reduction in amortization expense. The total deferred gain has been presented as a reduction of the capital asset. Under the lease, the Company is responsible for the costs of utilities, insurance, taxes and maintenance expenses.

Future minimum annual payments under capital lease at March 31, 2015 are as follows:

Fiscal year ending March 31,

Annual minimum lease payments
2016	$4,690
2017	4,690
2018	4,690
2019	5,033
2020	5,065
2021 and thereafter	72,502

Total minimum lease payments	$96,670
Less: imputed interest on capital lease	41,749

Present value of minimum lease payments	$54,921